Securities (Tables)	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities
The amortized cost and estimated fair value of securities available-for-sale were as follows:

	As of September 30, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$16,177	$61	$(1)	$16,237
Municipal obligations	9,954	133	(31)	10,056
Collateralized mortgage obligations - government issued	159,846	4,114	(74)	163,886
Collateralized mortgage obligations - government-sponsored enterprises	12,563	74	(11)	12,626
	$198,540	$4,382	$(117)	$202,805

	As of December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
Municipal obligations	$2,736	$95	$—	$2,831
Collateralized mortgage obligations - government issued	161,443	4,022	(64)	165,401
Collateralized mortgage obligations - government-sponsored enterprises	2,169	—	(15)	2,154
	$166,348	$4,117	$(79)	$170,386

Investments Classified by Contractual Maturity
The amortized cost and estimated fair value of securities available-for-sale by contractual maturity at September 30, 2012 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
	(In Thousands)
Due in one year or less	$83	$83
Due in one year through five years	13,131	13,180
Due in five through ten years	16,474	16,764
Due in over ten years	168,852	172,778
	$198,540	$202,805

Schedule of Unrealized Loss on Investments
A summary of unrealized loss information for available-for-sale securities, categorized by security type follows:

	As of September 30, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$1,499	$1	$—	$—	$1,499	$1
Municipal obligations	3,601	31	—	—	3,601	31
Collateralized mortgage obligations - government issued	15,717	74	—	—	15,717	74
Collateralized mortgage obligations - government-sponsored enterprises	3,652	11	—	—	3,652	11
	$24,469	$117	$—	$—	$24,469	$117

	As of December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
Collateralized mortgage obligations - government issued	$16,336	$64	$—	$—	$16,336	$64
Collateralized mortgage obligations - government-sponsored enterprises	2,076	15	—	—	2,076	15
	$18,412	$79	$—	$—	$18,412	$79